SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION OF
ALLSPRING TARGET DATE RETIREMENT FUNDS

For the Allspring Target Today Fund
Allspring Target 2010 Fund
Allspring Target 2015 Fund
Allspring Target 2020 Fund
Allspring Target 2025 Fund
Allspring Target 2030 Fund
Allspring Target 2035 Fund
Allspring Target 2040 Fund
Allspring Target 2045 Fund
Allspring Target 2050 Fund
Allspring Target 2055 Fund
Allspring Target 2060 Fund
(each a “Fund”, together the “Funds”)

Effective March 24, 2022, Christian Chan, CFA is removed as a portfolio manager to each Fund. On March 24, 2022, all references to Christian Chan, CFA in each Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Effective March 24, 2022, Travis L. Keshemberg, CFA, CIPM, FRM is added as a portfolio manager to each Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2017 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2017 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Travis L. Keshemberg, CFA, CIPM, FRM

Mr. Keshemberg joined Allspring Investments in 2016, where he currently serves as a Portfolio Manager for the Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Keshemberg was a Director of Research at Allspring Funds Management, LLC.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Travis L. Keshemberg, CFA, CIPM, FRM[1]	Registered Investment Companies Managed
	Number of Accounts	5
	Total Assets Managed	$1.86 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles Managed
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Other Accounts Managed
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Keshemberg became a portfolio manager of the Fund on March 24, 2022. The information presented in this table is as of February 28, 2022, at which time Mr. Keshemberg was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund[1]
Travis L. Keshemberg, CFA, CIPM, FRM[2]	Target Today Fund Target 2010 Fund Target 2015 Fund Target 2020 Fund Target 2025 Fund Target 2030 Fund Target 2035 Fund Target 2040 Fund Target 2045 Fund Target 2050 Fund Target 2055 Fund Target 2060 Fund	$0 $0 $0 $0 $0 $0 $0 $0 $0 $0 $0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Keshemberg became a portfolio manager of the Fund on March 24, 2022. The information presented in this table is as of February 28, 2022, at which time Mr. Keshemberg was not a portfolio manager of the Fund.

March 15, 2022	TDR032/P601SP